10. Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangibles	$ 0	$ 0	$ 0
Amortization expense for other intangible assets	$ 278	$ 300	$ 302